Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Jul. 03, 2011	Jun. 27, 2010	Jul. 03, 2011	Jun. 27, 2010	Sep. 27, 2009 Successor [Member]	Oct. 03, 2010 Successor [Member]	Oct. 14, 2008 Predecessor [Member]
Revenues	$ 3,231,000	$ 5,905,000	$ 11,971,000	$ 18,139,000	$ 26,708,799	$ 22,902,277	$ 871,938
Total Cost of Sales	2,681,000	5,498,000	10,166,000	16,245,000	24,073,449	22,033,736	739,868
Gross Margin	550,000	407,000	1,805,000	1,894,000	2,635,350	868,541	132,070
General and Administrative
Total General and Administrative	592,000	759,000	1,741,000	2,191,000	2,839,422	10,705,883	57,246
Operating Income (Loss)	(42,000)	(352,000)	64,000	(297,000)	(204,072)	(9,837,342)	74,824
Other Expenses
Interest (Income) Expense - Net	10,000	27,000	64,000	66,000	170,078	89,338	9,492
Total Other	10,000	27,000	64,000	66,000	170,078	89,338	9,492
Income (Loss) Before Taxes	(52,000)	(379,000)	0	(363,000)	(374,150)	(9,926,680)	65,332
Current Income Taxes (Benefit)					426,514	(32,389)	0
Deferred Income Taxes (Benefit)	(17,000)	(169,000)	2,000	(243,000)	(711,177)	(282,319)	0
Net Income (Loss) After Taxes	(35,000)	(210,000)	(2,000)	(120,000)	(89,487)	(9,611,972)	65,332
Less preferred stock dividend	(104,000)	(98,000)	(307,000)	(290,000)	(186,246)	(389,551)	0
Net loss applicable to common shareholders	$ (139,000)	$ (308,000)	$ (309,000)	$ (410,000)	$ (275,733)	$ (10,001,523)	$ 65,332
Basic and diluted loss per share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.07)	$ 6.53
Weighted Average Common Shares Outstanding (in shares)	139,444,940	139,444,940	139,444,940	139,444,940	126,290,753	139,444,940	10,000